CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,018	$ 5,483	$ 2,185
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (see Note 3)	173	233	250
Deferred income taxes, net	(46)	101	(157)
Accrued severance pay	105	68	77
Unrealized loss (gain) from marketable securities, net	98	(26)	6
Capital gain on sale of property and equipment, net	0	0	(5)
Employees share based compensation	138	72	58
Realized loss (gain) on sale of marketable securities - available-for-sale, net	0	(9)	1
Decrease (increase) in accounts receivable:
Trade	352	(1,354)	(390)
Other	21	(70)	(15)
Decrease (increase) in prepaid expenses and deferred cost of revenues	95	(77)	351
Decrease in inventories	1	0	3
Increase (decrease) in accounts payable and accruals:
Trade	99	(387)	412
Other	(42)	1,153	1
Increase (decrease) in deferred revenues	285	(1,346)	2,413
Net cash provided by operating activities	6,297	3,841	5,190
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities - available-for-sale	0	(1,664)	0
Proceeds from sale of marketable securities - available-for-sale	0	522	0
Purchase of property and equipment	(146)	(201)	(240)
Severance pay funds	(32)	(109)	(162)
Investment in short-term bank deposits	0	0	(2,559)
Realization of short-term bank deposits	3,053	3,746	0
Investments in marketable securities	(210)	(2,176)	(2,842)
Proceeds from sale of property and equipment	0	0	26
Net cash provided by (used in) investing activities	2,665	118	(5,777)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	171	424	73
Dividend paid	(5,758)	(4,544)	(4,532)
Net cash used in financing activities	(5,587)	(4,120)	(4,459)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	0	49	(52)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,375	(112)	(5,098)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,100	8,212	13,310
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	11,475	8,100	8,212
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	$ 414	$ 1,266	$ 95